Lease Commitments	9 Months Ended	12 Months Ended
	Sep. 26, 2021	Dec. 31, 2020
Leases, Operating [Abstract]
Lease Commitments
14.	LEASE COMMITMENTS
The Company is obligated under various operating leases for manufacturing facilities, equipment and automobiles. Leases have a remaining term of one to ten years some of which have an option to renew. The aggregate future minimum fixed lease obligations under operating leases for the Company as of September 26, 2021, are as follows:

2021 (excluding the thirty-nine weeks ended September 26, 2021)	$1,705
2022	6,485
2023	5,036
2024	3,679
2025	2,752
Thereafter	11,045
For the 13-week periods ended September 26, 2021 and September 27, 2020, total rent expense under operating leases approximated $1,992 and $968, respectively. For the 39-week periods ended September 26, 2021 and September 27, 2020, total rent expense under operating leases approximated $5,665 and $3,337, respectively. Taxes, insurance and maintenance expenses relating to all leases are obligations of the Company.

12.	LEASE COMMITMENTS
The Company is obligated under various operating leases for manufacturing facilities, equipment and automobiles. Leases have a remaining term of one to ten years some of which have an option to renew. The aggregate future minimum fixed lease obligations under operating leases for the Company as of December 31, 2020, are as follows:

2021	$4,543
2022	3,278
2023	2,695
2024	1,760
2025	1,242
Thereafter	3,863
For the years ended December 31, 2020, 2019, and 2018, total rent expense under operating leases approximated $4,688, $4,737, and $2,749, respectively. Taxes, insurance and maintenance expenses relating to all leases are obligations of the Company.